Investment in Joint Ventures and Associates (Details) - ARS ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Rombo Cia Financiera SA
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		$ 657,687	$ 782,270
BBVA Consolidar Seguros S.A.
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		264,606	207,901
Interbanking S.A.
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		113,656	52,094
Volkswagen Financial Services Cia Financiera SA
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates	[1]	0	983,910
PSA Finance Arg Cia Financiera SA
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates	[1]	0	674,475
Other
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		0	1,038
Total Investments in Joint Ventures and Associates
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		$ 1,035,949	$ 2,701,688

[1]	As from July 1, 2019, the Bank had control over the companies as mentioned in Note 5.1.a).